UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Maryland Tax-Free Bond Fund	August 31, 2020
MDXBX	Investor Class
TFBIX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS

HIGHLIGHTS

■	The broad municipal bond market experienced a sharp sell-off in March as investors reacted to the spread of the coronavirus, but a rebound in demand for tax-exempt bonds drove muni yields to record lows later in the period.

■	The Maryland Tax-Free Bond Fund and Maryland Short-Term Tax-Free Bond Fund lagged their peer group benchmarks, while the Maryland Tax-Free Money Fund performed in line with its peer group average.

■	Despite concerns about the impact of the pandemic on the state’s economy, Maryland ended the fiscal year in a better position than expected.

■	Although the public health crisis has placed fiscal pressures on even the most prepared state and local governments, we anticipate that the municipal market will remain high quality, with low defaults and high recovery rates relative to other areas of fixed income.

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CIO Market Commentary

Dear Shareholder

Financial markets recorded broadly positive results during the first half of your fund’s fiscal year, the six-month period ended August 31, 2020. Although the spread of the coronavirus disrupted global economies, historic levels of fiscal and monetary stimulus helped stocks and bonds recover from a sharp downturn.

After the S&P 500 Index reached a record close on February 19, markets became increasingly volatile as the coronavirus spread outside China. Governments around the world issued stay-at-home orders to contain the virus, and some sectors, such as travel, restaurants, and shopping malls, nearly came to a halt. Over 22 million Americans lost their jobs in March and April, and many measures of economic activity, including retail sales and industrial production, experienced record-setting declines.

As the extent of the crisis grew, investors rapidly moved their assets into U.S. Treasuries and cash. By March 23, the S&P 500 had fallen by about a third from the start of the year, and even traditionally safer areas of the market, such as high-quality corporate and municipal bonds, sold off during the downturn.

In response to the rapid economic contraction, the Federal Reserve cut its short-term lending rate back to near zero and began massive purchases of government and corporate bonds to stimulate the economy and increase liquidity in the fixed income market. The federal government also provided trillions of dollars in fiscal help in the form of direct payments to most Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

As lockdowns eased during the summer, there were signs of economic recovery along with indications that a full return to normalcy could be slow. Almost half of the jobs lost early in the crisis had been recovered by the end of August, but the unemployment rate remained high at 8.4%. Corporate earnings, meanwhile, were better than predicted in the second quarter but were down 32% from a year earlier.

Boosted by the stimulus, hopes for an early vaccine for the coronavirus, and better-than-expected economic news, nearly all market sectors finished the period in positive territory. Large-cap growth stocks, especially technology and other Internet-related firms, led the recovery and helped push the S&P 500 and Nasdaq Composite Index to record highs by the end of the period. Conversely, small-cap value stocks were among the weakest performers.

In the fixed income universe, Treasuries recorded solid gains as yields dropped to record lows. All other major segments of the bond market produced positive results for the period, but the municipal bond sector lagged and eked out only small gains. Munis experienced unprecedented volatility in March and April, although a rebound in investor demand for tax-free income has helped the sector recover. In addition, amid growing concerns over projected municipal budget shortfalls, the Fed established a Municipal Liquidity Facility to provide short-term financing to qualifying state and local governments.

As the end of 2020 approaches, we expect markets to remain volatile. On the one hand, the Fed is unlikely to raise rates anytime soon, and the scale of monetary and fiscal stimulus could continue to support investor sentiment. However, another wave of coronavirus infections and setbacks in the search for treatments and a vaccine could heighten risk aversion. The U.S. elections in November and tensions between the U.S. and China could also unsettle investors.

Although much has changed as a result of the pandemic, our commitment to disciplined fundamental research remains steady, and we will be closely following any developments that could impact markets. Our investment analysts had more than 11,000 meetings with company managements and municipal debt issuers in 2019, and they expect to maintain that pace this year as they seek out insights that can benefit your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

MARYLAND TAX-FREE MONEY FUND

INVESTMENT OBJECTIVE

The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

FUND COMMENTARY

How did the fund perform in the past six months?

The Maryland Tax-Free Money Fund returned 0.22% in the six months ended August 31, 2020, performing in line with its peer group, the Lipper Other States Tax-Exempt Money Market Funds Average. (Returns for the I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

In response to the economic challenges posed by the coronavirus, the Federal Reserve cut the federal funds target rate from a range of 1.50% to 1.75% at the beginning of the period to a 0.00% to 0.25% target by mid-March. As a result of the Fed’s accommodative moves, the interest rates available to money market investors were reduced.

In addition to the accommodative shift in monetary policy, supply constraints and renewed demand put downward pressure on short-term municipal interest rates during the period. Demand for muni money market securities from separately managed accounts and muni bond funds increased after cash flows into muni bond portfolios turned positive again in May.

Maryland variable rate demand note (VRDN) yields averaged 0.69% since our last report six months ago, compared with a 1.15% average for the prior six-month reporting period. Longer rates decreased 74 basis points (0.74 percentage point) over the most recent six months, with one-year maturities trading at 0.18% at the end of the reporting period.

How is the fund positioned?

VRDNs, at 76% of net assets, represented the portfolio’s largest position in absolute terms at the end of the period, and we are overweight these very short-maturity (one to seven day) securities compared with our peer group average. We also had an overweight position in general market notes but were underweight commercial paper.

We shortened the fund’s weighted average maturity in March as a defensive measure, but we later extended it, and at the end of the period the weighted average maturity was in line with the peer group average. Our relative overweight to the front end of the money market yield curve provides the fund with the flexibility to respond to changes in interest rates or supply dynamics in the market.

Credit quality continues to play a significant part in our security selection. At the end of the period, our largest sector allocations were to health care and housing revenue debt as well as local general obligation securities. Some prominent positions in the portfolio included Howard Hughes Medical Institute, Trinity Health Corp., University of Maryland Medical System Obligated Group, and Johns Hopkins University. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

What is portfolio management’s outlook?

We expect the Fed to maintain an accommodative stance in the near term given continuing concerns about the effect the pandemic will have on the economy. We also believe that supply and demand imbalances could continue to limit yield increases in the municipal money market.

As a result of these factors, we are pursuing a strategy that will allow the fund to quickly respond to a change in interest rate sentiment, an increase in issuance, or changing patterns of cash flows into or out of the muni money market. We believe the fund’s positioning in VRDNs and commercial paper is appropriate in this environment.

As always, we remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

MARYLAND SHORT-TERM TAX-FREE BOND FUND

INVESTMENT OBJECTIVE

The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

FUND COMMENTARY

How did the fund perform in the past six months?

The Maryland Short-Term Tax-Free Bond Fund returned -0.16% for the six months ended August 31, 2020, underperforming the Lipper Short Municipal Debt Funds Average, which returned 0.52%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The spread of the coronavirus weighed on the municipal market during the period. However, shorter-maturity municipal bonds were supported by investor demand for lower-risk options, as well as accommodative monetary policy, and generally outperformed longer-maturity securities.

The largest detractor from the fund’s underperformance was our position in the Purple Line Light Rail Project in the transportation sector. These securities struggled amid a dispute between the state and its construction partners. We reduced our exposure, although we continue to hold the name as we believe the bonds will be supported by the state. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

We were also heavily invested in some areas of the market that were acutely impacted by the coronavirus, including hospitals (where we had a 13% allocation), higher education (7.5%), life care (6.5%), and student housing (4.8%). This positioning weighed on our returns as credit spreads widened considerably in all of these sectors.

Although our holdings have adequate reserves, we have generally been reducing our exposure to sectors that face elevated pandemic risk by allowing bonds to mature without replacing them. Our credit analysts continue to closely monitor the situation, and we will make additional adjustments as needed.

The fund’s duration was modestly longer than the Bloomberg Barclays 1–3 Year Blend Index, and this interest rate positioning contributed to results as muni yields declined during the period. The fund’s overall high credit quality also aided relative returns as investors favored higher-quality debt in response to the downturn caused by the pandemic.

How is the fund positioned?

We continued to favor revenue bonds over general obligation (GO) debt in light of our long-held concerns that many municipalities will face challenges related to increased pension and health care liabilities. Within the revenue sector, the health care segment represents our largest position in absolute terms and relative to the benchmark.

Although hospitals faced challenges as a result of the pandemic, we continued to add bonds in the sector that offer attractive risk-adjusted yields. Notable purchases included bonds issued for the University of Maryland Medical System and MedStar Health Inc.

We also maintained a large position in education bonds but reduced our position in transportation bonds. As discussed in the previous section, we sold some of our Purple Line holdings. We were also able to reduce our position in local GO bonds as we remain focused on finding promising opportunities in revenue debt.

During the market dislocations in March and April, we sold some of our prerefunded holdings, which are highly liquid securities, to manage fund outflows and to take advantage of higher-yielding opportunities that became available. The fund remains a high-quality portfolio, with more than half its assets invested in AAA or AA securities.

What is portfolio management’s outlook?

The municipal market is large and diverse, with many issuers who have historically managed their finances in a prudent manner, building rainy day funds and properly funding their long-term liabilities. Nonetheless, the depth of the public health crisis has placed fiscal pressures on even the most prepared state and local governments.

Although market conditions have largely recovered, the long-term impacts of the coronavirus on the municipal asset class are still to be determined. Over the near term, state and local governments will continue to face considerable stress as they try to balance the escalating costs of providing necessary services to their citizens and adequately funding their existing long-term liabilities amid steep revenue shortfalls.

While states and other municipal borrowers may receive some additional relief beyond the Coronavirus Aid, Relief, and Economic Security (CARES) Act and the Federal Reserve’s Municipal Liquidity Facility, the situation will remain especially challenging for borrowers with budget stresses that existed prior to the crisis. Revenue-backed municipal bond issuers will face their own set of hurdles as the loss of revenues leads to financial pressures.

Nevertheless, with good fiscal management at many state and local governments, we anticipate that the municipal market will remain high quality, with low defaults and high recovery rates relative to other areas of fixed income. In addition to monetary policy support from the Federal Reserve, we expect growing investor demand for municipal debt and other technical factors to keep borrowing costs for muni issuers low and bond prices high. Though we anticipate challenges in the market going forward, we believe that the strength of our credit research and our fundamental, bottom-up approach should help our shareholders navigate this environment.

MARYLAND TAX-FREE BOND FUND

INVESTMENT OBJECTIVE

The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

FUND COMMENTARY

How did the fund perform in the past six months?

The Maryland Tax-Free Bond Fund returned -1.51% for the six months ended August 31, 2020, underperforming the Lipper Maryland Municipal Debt Funds Average, which returned -1.19%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The six-month period we just completed was a challenging time for the municipal bond market and the Maryland Tax-Free Bond Fund. Municipal bond prices plummeted in March as the market reacted to the coronavirus and the ensuing lockdowns that brought much of the economy to a halt. However, by late April the muni market had begun a stunning recovery that led yields to all-time lows by August.

The impact of the virus on the municipal market varied by sector. Health care and transportation bonds were hit hard and have been slow to recover. About 35% of the portfolio’s holdings were in these sectors at the start of the period, and this positioning had a negative impact on our returns relative to our peers.

While the hospital bonds we held for the full period weighed on our performance, the purchases we made in the sector during the March sell-off produced some of the highest returns in the portfolio, lessening the negative impact of the health care sector on the fund’s overall results. We believe these securities remain good long-term investments.

In the transportation sector, bonds issued for construction of the Purple Line Light Rail Project on the perimeter of Washington were pressured as the state and its construction partners feuded. Regardless of the outcome of the dispute, we believe that the state of Maryland is obligated to make good for bondholders, and we maintained our position. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

We took a different approach with our holdings in bonds supported by the revenues of the Baltimore Convention Center hotel, which came under pressure as occupancy dropped severely as a result of the coronavirus. We eliminated the bulk of our position as the duration of the pandemic crisis remains uncertain.

We added to our Puerto Rico holdings during the downturn, which was beneficial as some of these bonds gained more than 10% during the period. As we discussed in previous reports, we added Puerto Rico holdings in 2019 after a long hiatus from investing in the commonwealth, and many of those positions had been among our top performers leading into this year. Our overall position in Puerto Rico is still modest, and most of our activity has been focused on Puerto Rico Sales Tax Financing Corporation (COFINA) bonds, as this name is the one major bond issuer in Puerto Rico to have already emerged from bankruptcy.

The portfolio also benefited from our addition of Buckeye Tobacco Settlement bonds from Ohio, even though the interest from these securities is not exempt from state taxes in Maryland. This is the first time we have invested in out-of-state long-maturity bonds, but we judged the opportunity was worth it—and the market rewarded us for the move. The Buckeye bonds were up over 50% from our purchase in late March and were the most significant contributor to our relative returns for the period.

How is the fund positioned?

On a sector basis, we have maintained a long-term emphasis on revenue bonds as lingering concerns about the ability of state and local governments to finance pensions and retiree health care benefits have steered us away from general obligation debt. Within the revenue sector, our largest positions at the end of the period were in health care, education, and transportation bonds. Notable purchases included bonds issued for Baltimore City Public Schools and the Washington Metropolitan Area Transportation Authority.

Our yield curve positioning, a positive contributor for the fund in recent periods, detracted from relative returns in the most recent six months as bonds with longer maturities lagged their shorter-maturity counterparts. We extended the portfolio’s weighted average maturity during the period as the dramatic downward adjustment in prices in March offered up some opportunities to add good longer-maturity names at attractive prices.

About 44% of the portfolio is invested in AAA or AA rated bonds, the two highest quality categories, but our positioning in lower-rated bonds increased by the end of the period. Lower-quality securities staged a strong rally as the market recovered after the March sell-off, and our positioning helped us versus our peer group.

Maryland’s credit rating was unchanged during the period. Maryland is rated AAA with a stable outlook by all three of the major rating agencies. Despite concerns about the impact of the pandemic on the state’s economy, Maryland ended fiscal year 2020 in a better position than anticipated. Revenues increased 2.4%, and the general fund ended the year with a positive balance.

Maryland has a long history of responsible stewardship and prudent financial management, but, unfavorably, Maryland’s pension system was only funded at 72% on an actuarial basis according to the most recent data. Maryland historically has not always fully funded its actuarial required contribution, but it is currently. This funding has slowed net pension liability growth, but Maryland still faces heavy unfunded liabilities for its pension plans compared with other AAA rated states.

What is portfolio management’s outlook?

The municipal market is large and diverse, with many issuers who have historically managed their finances in a prudent manner, building rainy day funds and properly funding their long-term liabilities. Nonetheless, the depth of the public health crisis has placed fiscal pressures on even the most prepared state and local governments.

Although market conditions have largely recovered, the long-term impacts of the coronavirus on the municipal asset class are still to be determined. Over the near term, state and local governments will continue to face considerable stress as they try to balance the escalating costs of providing necessary services to their citizens and adequately funding their existing long-term liabilities amid steep revenue shortfalls.

While states and other municipal borrowers may receive some additional relief beyond the Coronavirus Aid, Relief, and Economic Security (CARES) Act and the Federal Reserve’s Municipal Liquidity Facility, the situation will remain especially challenging for borrowers with budget stresses that existed prior to the crisis. Revenue-backed municipal bond issuers will face their own set of hurdles as the loss of revenues leads to financial pressures.

Nevertheless, with good fiscal management at many state and local governments, we anticipate that the municipal market will remain high quality, with low defaults and high recovery rates relative to other areas of fixed income. In addition to monetary policy support from the Federal Reserve, we expect growing investor demand for municipal debt and other technical factors to keep borrowing costs for muni issuers low and bond prices high. Though we anticipate challenges in the market going forward, we believe that the strength of our credit research and our fundamental, bottom-up approach should help our shareholders navigate this environment.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN A RETAIL MONEY MARKET FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2020, Bloomberg Index Services Ltd. Used with permission.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2020 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIOS

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

August 31, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

MUNICIPAL SECURITIES 98.9%

MARYLAND 90.3%

	Par	$ Value
Annapolis, GO, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	1,000	1,044
Anne Arundel County, Annapolis Area Christian School, Series A, 5.50%, 7/1/23	500	514
Anne Arundel County, Annapolis Area Christian School, Series A, 6.50%, 7/1/33	2,555	2,676
Anne Arundel County, Annapolis Area Christian School, Series A, 6.75%, 7/1/43	4,970	5,198
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 4/1/22	3,600	3,701
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 4/1/23	3,605	3,706
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/36	5,130	6,446
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/39	1,125	1,365
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/40	2,125	2,574
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/41	1,450	1,718
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/42	1,450	1,716
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/43	4,125	4,968
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/45	4,350	5,129
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/46	5,375	6,451
Anne Arundel County, Consolidated General Improvement, Series 2017, GO, 5.00%, 10/1/37	1,805	2,200
Anne Arundel County, Consolidated General Improvement, Series 2017, GO, 5.00%, 10/1/38	2,125	2,584
Anne Arundel County, Consolidated General Improvement, Series 2018, GO, 5.00%, 10/1/37	6,480	8,121

Anne Arundel County, Consolidated General Improvement, Series 2018, GO, 5.00%, 10/1/47	12,615	15,522
Anne Arundel County, Consolidated General Improvement, Series 2019, GO, 5.00%, 10/1/44	4,175	5,402
Anne Arundel County, Consolidated General Improvement, Series 2019, GO, 5.00%, 10/1/48	27,800	35,808
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%, 4/1/44	11,250	12,423
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/35	1,445	1,707
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/40	12,345	14,449
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 10/1/41	1,655	2,157
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 10/1/43	2,105	2,602
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/45	12,925	15,025
Anne Arundel County, Consolidated Water & Sewer, Series 2018, GO, 5.00%, 10/1/37	2,110	2,644
Anne Arundel County, Consolidated Water & Sewer, Series 2018, GO, 5.00%, 10/1/47	5,000	6,152
Anne Arundel County, Consolidated Water & Sewer, Series 2019, GO, 5.00%, 10/1/47	1,780	2,295
Anne Arundel County, Recreational Facility Improvements, GO, 5.00%, 10/1/37	1,100	1,313
Anne Arundel County, Recreational Facility Improvements, GO, 5.00%, 10/1/39	3,105	3,693
Anne Arundel County, Recreational Facility Improvements, GO, 5.00%, 10/1/40	3,105	3,687
Anne Arundel County, Recreational Facility Improvements, GO, 5.00%, 10/1/41	3,105	3,680
Anne Arundel County, Recreational Facility Improvements, GO, 5.00%, 10/1/42	3,105	3,674
Anne Arundel County, Recreational Facility Improvements, GO, 5.00%, 10/1/45	9,315	10,983
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/40	3,610	4,373

Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43	10,830	13,044
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/46	10,830	12,997
Anne Arundel County, Sewer Improvements, Series 2017, GO, 5.00%, 10/1/38	2,000	2,432
Anne Arundel County, Water Utility Improvement, GO, 5.00%, 4/1/34	7,655	9,063
Anne Arundel County, Water Utility Improvement, GO, 5.00%, 4/1/35	7,655	9,044
Anne Arundel County Consolidated Special Taxing Dist., Villages at Two Rivers Project, 4.90%, 7/1/30	1,310	1,324
Anne Arundel County Consolidated Special Taxing Dist., Villages at Two Rivers Project, 5.125%, 7/1/36	2,285	2,310
Anne Arundel County Consolidated Special Taxing Dist., Villages at Two Rivers Project, 5.25%, 7/1/44	4,150	4,196
Anne Arundel County Consolidated Special Taxing Dist., Villages of Dorchester/ Farmington Village, 5.00%, 7/1/21	455	473
Anne Arundel County Consolidated Special Taxing Dist., Villages of Dorchester/ Farmington Village, 5.00%, 7/1/22	310	337
Anne Arundel County Consolidated Special Taxing Dist., Villages of Dorchester/ Farmington Village, 5.00%, 7/1/23	240	271
Anne Arundel County Consolidated Special Taxing Dist., Villages of Dorchester/ Farmington Village, 5.00%, 7/1/24	470	530
Anne Arundel County Consolidated Special Taxing Dist., Villages of Dorchester/ Farmington Village, 5.00%, 7/1/25	580	652
Anne Arundel County Consolidated Special Taxing Dist., Villages of Dorchester/ Farmington Village, 5.00%, 7/1/32	4,285	4,806
Baltimore City, Center/West Development, Series A, 5.375%, 6/1/36	1,000	1,013
Baltimore City, Center/West Development, Series A, 5.50%, 6/1/43	1,450	1,472
Baltimore City, Consolidated Public Improvement, Series A, GO, 5.00%, 10/15/27 (Prerefunded 10/15/21) (1)	1,905	2,007
Baltimore City, Consolidated Public Improvement, Series A, GO, 5.00%, 10/15/28 (Prerefunded 10/15/21) (1)	1,805	1,902
Baltimore City, Consolidated Public Improvement, Series A, GO, 5.00%, 10/15/30 (Prerefunded 10/15/21) (1)	1,015	1,070

Baltimore City, Consolidated Public Improvement, Series A, GO, 5.00%, 10/15/31 (Prerefunded 10/15/21) (1)	1,965	2,071
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/21	510	529
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/22	1,040	1,119
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/23	350	391
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/25	590	677
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/26	375	428
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/28	1,215	1,371
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/29	890	1,002
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/30	515	578
Baltimore City, Consolidated Tax Increment Fin., 5.00%, 6/15/33	415	461
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25	2,000	1,834
Baltimore City, Convention Center Hotel, 5.00%, 9/1/29	1,000	898
Baltimore City, Convention Center Hotel, 5.00%, 9/1/33	1,020	910
Baltimore City, Convention Center Hotel, 5.00%, 9/1/35	1,700	1,514
Baltimore City, East Baltimore Research Park, Series A, 5.00%, 9/1/38	1,865	1,952
Baltimore City, Harbor Point Project, 3.50%, 6/1/39 (2)	650	601
Baltimore City, Harbor Point Project, 3.625%, 6/1/46 (2)	4,000	3,620
Baltimore City, Harbor Point Project, 4.75%, 6/1/31	2,025	2,084
Baltimore City, Harbor Point Project, 5.00%, 6/1/36	2,550	2,611
Baltimore City, Harbor Point Project, 5.125%, 6/1/43	4,550	4,651
Baltimore City, Harbor Point Project, Series B, 3.55%, 6/1/34 (2)	325	306
Baltimore City, Harbor Point Project, Series B, 3.70%, 6/1/39 (2)	450	418
Baltimore City, Harbor Point Project, Series B, 3.875%, 6/1/46 (2)	370	338

Baltimore City, Parking System Facilities, Series A, 5.25%, 7/1/21 (3)	590	614
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/36	17,520	18,128
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/41	10,635	10,986
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/30	1,450	1,650
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43	4,570	5,093
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/29	1,330	1,518
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/30	2,895	3,295
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (4)(5)	370	440
Baltimore City, Water Project, Series A, 5.00%, 7/1/44	10,005	11,313
Baltimore City, Water Project, Series B, 5.00%, 7/1/31	3,865	4,360
Baltimore City, Water Project, Series B, 5.00%, 7/1/38	1,190	1,326
Baltimore City, Water Project, Series B, 5.00%, 7/1/42	8,900	9,882
Baltimore City, Water Project, Series C, 5.00%, 7/1/27	525	601
Baltimore County, GO, 4.00%, 3/1/37	720	848
Baltimore County, Consolidated Public Improvement, GO, 4.00%, 3/1/35	1,500	1,816
Baltimore County, Consolidated Public Improvement, GO, 4.00%, 3/1/37	5,745	7,020
Baltimore County, Consolidated Public Improvement, Series 2014, GO, 4.00%, 2/1/34	7,750	8,455
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%, 2/1/32	1,000	1,058
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%, 2/1/33	2,800	2,958
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%, 8/1/41	4,255	4,845
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%, 8/1/44	8,400	9,531
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%, 2/1/46	14,500	17,115
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%, 3/1/38	610	716
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%, 3/1/39	4,415	5,172

Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%, 3/1/41	3,215	3,747
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%, 3/1/42	9,595	11,155
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%, 3/1/44	11,595	13,398
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%, 3/1/48	5,365	6,171
Baltimore County, Metropolitan Dist. 82nd Issue, GO, 4.00%, 3/1/46	500	595
Baltimore County, Oak Crest Village, Inc., 4.00%, 1/1/38	515	561
Baltimore County, Oak Crest Village, Inc., 4.00%, 1/1/39	600	654
Baltimore County, Oak Crest Village, Inc., 4.00%, 1/1/40	650	704
Baltimore County, Oak Crest Village, Inc., 4.00%, 1/1/45	2,950	3,161
Baltimore County, Oak Crest Village, Inc., 4.00%, 1/1/50	3,350	3,576
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/22	500	521
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/23	450	483
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/24	855	940
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/25	1,000	1,126
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/27	1,000	1,143
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/28	1,200	1,366
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/29	1,000	1,134
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/30	1,000	1,130
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/37	7,345	8,144
Baltimore County, Public Improvement, GO, 5.00%, 2/1/32	10,000	10,578
Baltimore County, Riverwood Village, Inc., 4.00%, 1/1/50	6,000	6,536
Brunswick, 3.00%, 7/1/24	875	872
Brunswick, 4.00%, 7/1/29	960	977
Brunswick, 5.00%, 7/1/36	1,550	1,626
Charles County, Consolidated Public Improvement, GO, 4.00%, 10/1/48	1,135	1,321
Frederick County, Urbana Community Development Authority, Series A, 5.00%, 7/1/30	4,580	4,596

Frederick County, Urbana Community Development Authority, Series A, 5.00%, 7/1/40	3,950	3,963
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	1,090	1,185
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	10,140	10,999
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27	5,000	5,380
Howard County, Annapolis Junction Town Center Project, 5.80%, 2/15/34	725	703
Howard County, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,425	1,357
Howard County, Consolidated Public Improvement, Series 2011 B, GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	860	899
Howard County, Consolidated Public Improvement, Series A, GO, 4.00%, 2/15/31 (Prerefunded 2/15/21) (1)	1,855	1,887
Howard County, Consolidated Public Improvement, Series B, GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	1,725	1,788
Howard County, Consolidated Public Improvement, Series B, GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	2,545	2,637
Howard County, Consolidated Public Improvement, Series B, GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	2,385	2,494
Howard County, Consolidated Public Improvement, Series B, GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	755	790
Howard County, Downtown Columbia Project, Series A, 4.00%, 2/15/28 (2)	500	512
Howard County, Downtown Columbia Project, Series A, 4.125%, 2/15/34 (2)	1,000	1,006
Howard County, Downtown Columbia Project, Series A, 4.375%, 2/15/39 (2)	1,000	1,009
Howard County, Downtown Columbia Project, Series A, 4.50%, 2/15/47 (2)	2,300	2,315
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36 (Tender 4/1/29) (6)	2,305	2,363
Howard County Housing Commission, Gateway Village Apts, 4.00%, 6/1/46	5,350	5,767
Howard County Housing Commission, Roger Carter Recreational Center, 4.00%, 6/1/21	305	314
Howard County Housing Commission, Roger Carter Recreational Center, 4.50%, 6/1/36	1,000	1,025

Howard County Housing Commission, Roger Carter Recreational Center, 4.50%, 6/1/43	2,295	2,336
Howard County Housing Commission, Roger Carter Recreational Center, 5.00%, 6/1/26	580	600
Howard County Housing Commission, Woodfield Oxford Square Apts, 5.00%, 12/1/29	500	614
Howard County Housing Commission, Woodfield Oxford Square Apts, 5.00%, 12/1/30	1,020	1,247
Howard County Housing Commission, Woodfield Oxford Square Apts, 5.00%, 12/1/31	725	881
Howard County Housing Commission, Woodfield Oxford Square Apts, 5.00%, 12/1/32	550	661
Howard County Housing Commission, Woodfield Oxford Square Apts, 5.00%, 12/1/37	3,310	3,913
Howard County Housing Commission, Woodfield Oxford Square Apts, 5.00%, 12/1/42	5,000	5,843
Howard County Housing Commission, Woodfield Oxford Square Apts, 5.00%, 12/1/46	10,000	11,618
Maryland, State & Local Facs. Loan, Series 2013-1A, GO, 4.00%, 3/1/26 (Prerefunded 3/1/21) (1)	4,000	4,076
Maryland, State & Local Facs. Loan, Series A, Group 2, GO, 4.00%, 3/15/35	25,000	30,985
Maryland CDA, Series A, 4.50%, 9/1/48	4,120	4,684
Maryland CDA, Series C, 3.50%, 3/1/50	4,115	4,538
Maryland CDA, Series C, 5.00%, 9/1/26	375	461
Maryland CDA, Series C, 5.00%, 9/1/27	700	884
Maryland CDA, Series C, 5.00%, 9/1/28	580	746
Maryland CDA, Series C, 5.00%, 9/1/29	1,050	1,360
Maryland CDA, Series C, 5.00%, 3/1/30	740	955
Maryland CDA, Series D, 3.25%, 9/1/50	5,000	5,530
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31	4,950	5,272
Maryland CDA, Residential, Series F, 5.00%, 7/1/48	1,385	1,479
Maryland DOT, Maryland Transit Administration, 5.00%, 10/15/23 (6)	1,035	1,041
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%, 7/1/39 (6)	3,060	3,373

Maryland Economic Dev., Air Cargo Obligated Group, 4.00%, 7/1/44 (6)	3,700	3,992
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%, 7/1/21 (6)	340	350
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%, 7/1/23 (6)	600	657
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%, 7/1/24 (6)	325	366
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%, 7/1/25 (6)	510	589
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%, 7/1/26 (6)	690	812
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%, 7/1/28 (6)	310	377
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%, 7/1/29 (6)	225	278
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%, 6/1/58	2,500	2,624
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28	200	211
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29	275	290
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30	285	299
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31	300	313
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32	315	326
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/33	325	334
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34	350	359
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	255
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40	1,555	1,563
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50	7,000	6,850

Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55	3,890	4,132
Maryland Economic Dev., Morgan State Univ. Project, 4.00%, 7/1/21	600	610
Maryland Economic Dev., Morgan State Univ. Project, 4.00%, 7/1/22	1,190	1,230
Maryland Economic Dev., Morgan State Univ. Project, 5.00%, 7/1/34	7,360	7,623
Maryland Economic Dev., Public Healthcare Laboratory, 4.00%, 6/1/29	6,565	6,734
Maryland Economic Dev., Public Healthcare Laboratory, 5.00%, 6/1/27	9,900	10,245
Maryland Economic Dev., Public Healthcare Laboratory, 5.00%, 6/1/28	11,710	12,115
Maryland Economic Dev., Purple Line Light Rail Project, Series A, 5.00%, 3/31/24 (6)	23,370	22,615
Maryland Economic Dev., Purple Line Light Rail Project, Series B, 5.00%, 9/30/26 (6)	4,870	4,705
Maryland Economic Dev., Purple Line Light Rail Project, Series C, 5.00%, 3/31/25 (6)	3,435	3,322
Maryland Economic Dev., Purple Line Light Rail Project, Series C, 5.00%, 9/30/25 (6)	3,435	3,321
Maryland Economic Dev., Purple Line Light Rail Project, Series C, 5.00%, 3/31/26 (6)	3,435	3,320
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 3/31/26 (6)	500	483
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 9/30/26 (6)	100	97
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 9/30/27 (6)	450	435
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 9/30/28 (6)	2,090	2,017
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 3/31/29 (6)	3,445	3,324
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 9/30/29 (6)	1,000	965
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 3/31/36 (6)	4,870	4,684

Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 3/31/41 (6)	7,705	7,399
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 3/31/46 (6)	12,650	12,133
Maryland Economic Dev., Purple Line Light Rail Project, Series D, 5.00%, 3/31/51 (6)	20,630	19,768
Maryland Economic Dev., Salisbury Univ. Project, 4.00%, 6/1/21	385	393
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/22	325	341
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30	800	831
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34	1,000	1,050
Maryland Economic Dev., Terminal Project, Series 2019A, 5.00%, 6/1/44 (6)	4,900	5,325
Maryland Economic Dev., Terminal Project, Series 2019A, 5.00%, 6/1/49 (6)	14,655	15,833
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22	600	608
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23	100	102
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24	465	475
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25	400	427
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28	175	188
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30	325	346
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31	375	397
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32	325	342
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36	2,100	2,185
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37	3,000	3,020
Maryland Economic Dev., Towson Univ. Project, Series 2012, 5.00%, 7/1/27	1,825	1,876
Maryland Economic Dev., Towson Univ. Project, Series 2012, 5.00%, 7/1/29	1,775	1,821
Maryland Economic Dev., Towson Univ. Project, Series 2017, 5.00%, 7/1/27	185	199
Maryland Economic Dev., Towson Univ. Project, Series 2017, 5.00%, 7/1/29	215	230

Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/22	1,000	1,034
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/24	1,445	1,602
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/25	1,000	1,132
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/29	500	584
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/30	500	579
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/31	4,000	4,607
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/32	2,000	2,281
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/35	6,655	7,489
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 4.00%, 7/1/22 (7)	500	524
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 4.00%, 7/1/23 (7)	480	519
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 4.00%, 7/1/24 (7)	420	466
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 4.00%, 7/1/25 (7)	470	533
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 4.00%, 7/1/26 (7)	505	582
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 5.00%, 7/1/27 (7)	800	962
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 5.00%, 7/1/28 (7)	525	629
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 5.00%, 7/1/29 (7)	560	669
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 5.00%, 7/1/30 (7)	600	713
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 5.00%, 7/1/31 (7)	705	835
Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/21 (7)	300	306

Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/22 (7)	1,350	1,413
Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/23 (7)	2,000	2,159
Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/24 (7)	1,700	1,881
Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/25 (7)	2,000	2,262
Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/26 (7)	1,815	2,089
Maryland Economic Dev., Univ. of Maryland College Park Project, 5.00%, 6/1/27 (7)	2,200	2,640
Maryland Economic Dev., Univ. of Maryland College Park Project, 5.00%, 6/1/28 (7)	3,395	4,060
Maryland Economic Dev., Univ. of Maryland College Park Project, 5.00%, 6/1/29 (7)	3,100	3,696
Maryland Economic Dev., Univ. of Maryland College Park Project, 5.00%, 6/1/30 (7)	3,040	3,608
Maryland Economic Dev., Univ. of Maryland College Park Project, 5.00%, 6/1/31 (7)	2,750	3,251
Maryland Economic Dev., Univ. of Maryland College Park Project, 5.00%, 6/1/35 (7)	9,850	11,486
Maryland Economic Dev., Univ. of Maryland College Park Project, 5.00%, 6/1/43 (7)	2,750	3,153
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/21	660	669
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/23	820	846
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25	600	624
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26	585	635
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27	500	540
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31	1,000	1,065
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35	3,845	4,062

Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39	2,300	2,426
Maryland Economic Dev., Univ. Village at Sheppard Pratt Student Housing, 4.00%, 7/1/23	910	938
Maryland Economic Dev., Univ. Village at Sheppard Pratt Student Housing, 5.00%, 7/1/21	825	845
Maryland Economic Dev., Univ. Village at Sheppard Pratt Student Housing, 5.00%, 7/1/22	870	915
Maryland Economic Dev., Univ. Village at Sheppard Pratt Student Housing, 5.00%, 7/1/27	1,600	1,674
Maryland Economic Dev., Univ. Village at Sheppard Pratt Student Housing, 5.00%, 7/1/33	2,530	2,623
Maryland HHEFA, 4.00%, 8/15/45	840	894
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36	1,540	1,743
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46	14,205	15,783
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%, 1/1/36	2,200	2,297
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31	2,725	2,865
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33	2,200	2,456
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34	3,700	3,822
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/39	2,475	2,620
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/21	800	829
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22	1,500	1,618
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23	850	916
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25	1,000	1,076
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26	1,345	1,444
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27	1,230	1,318
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29	845	1,032
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31	3,000	3,627
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32	1,500	1,803
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/39	5,595	6,226
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26	770	863

Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29	1,000	1,113
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31	500	553
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32	1,000	1,104
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38	2,730	2,994
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43	2,500	2,730
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48	5,000	5,436
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38	750	805
Maryland HHEFA, Calvert Healthcare System, 5.25%, 7/1/33	8,870	9,644
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/24 (Prerefunded 7/1/22) (1)	2,010	2,178
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/25 (Prerefunded 7/1/22) (1)	605	656
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/27 (Prerefunded 7/1/22) (1)	830	900
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/37 (Prerefunded 7/1/22) (1)	12,685	13,748
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41 (Prerefunded 1/1/21) (1)	10,000	10,199
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45 (Prerefunded 1/1/21) (1)	10,595	10,806
Maryland HHEFA, Charlestown Community, Series A, 5.00%, 1/1/27	1,200	1,409
Maryland HHEFA, Charlestown Community, Series A, 5.00%, 1/1/28	370	433
Maryland HHEFA, Charlestown Community, Series A, 5.00%, 1/1/36	2,835	3,201
Maryland HHEFA, Charlestown Community, Series A, 5.00%, 1/1/45	14,690	16,317
Maryland HHEFA, City Neighbors, Series A, 6.75%, 7/1/44	2,800	3,018
Maryland HHEFA, Doctors Community Hospital, Series A, 5.00%, 7/1/38	1,000	1,118
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%, 1/1/24	200	202
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/22	1,300	1,323

Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23	905	931
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29	1,515	1,575
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%, 1/1/30	945	984
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25	875	951
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26	915	1,000
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27	1,920	2,091
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28	2,070	2,248
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37	15,230	16,425
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/40	1,405	1,574
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45	8,625	9,527
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50	10,950	12,044
Maryland HHEFA, Frederick Memorial Hospital, Series A, 4.25%, 7/1/32 (Prerefunded 7/1/22) (1)	13,125	14,046
Maryland HHEFA, Frederick Memorial Hospital, Series A, 5.00%, 7/1/21	280	289
Maryland HHEFA, Goucher College, Series A, 4.00%, 7/1/21	970	989
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27	1,280	1,355
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34	3,780	3,960
Maryland HHEFA, Greater Baltimore Medical Center, 5.50%, 7/1/31 (Prerefunded 7/1/21) (1)	315	328
Maryland HHEFA, Green Street Academy, Series A, 5.00%, 7/1/27 (2)	300	325
Maryland HHEFA, Green Street Academy, Series A, 5.125%, 7/1/37 (2)	1,265	1,341
Maryland HHEFA, Green Street Academy, Series A, 5.25%, 7/1/47 (2)	1,800	1,888
Maryland HHEFA, Green Street Academy, Series A, 5.375%, 7/1/52 (2)	1,530	1,612

Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(8)	10,350	12,214
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/31 (Prerefunded 7/1/22) (1)	2,000	2,173
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/32 (Prerefunded 7/1/22) (1)	1,000	1,087
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33 (Prerefunded 7/1/22) (1)	1,365	1,483
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%, 7/1/26 (8)	2,785	2,790
Maryland HHEFA, Johns Hopkins Medical Institution, Series B, 4.60%, 7/1/38 (8)	550	550
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41	5,475	5,862
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38	6,590	7,262
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/31	950	1,133
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/34	3,650	4,402
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/40	12,700	14,492
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/41 (Prerefunded 7/1/21) (1)	6,015	6,299
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/47	20,300	22,843
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%, 7/1/32	1,210	1,436
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%, 7/1/33	1,175	1,389
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%, 7/1/47	19,190	22,060
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/32	825	1,002
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/33	1,000	1,209
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30	480	513
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/31	500	533
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33	1,210	1,283
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39	5,105	5,356
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45	7,330	7,635

Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27	435	493
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28	500	564
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32	595	661
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45	6,010	6,552
Maryland HHEFA, Loyola Univ., Series A, 4.00%, 10/1/27 (Prerefunded 10/1/22) (1)	1,000	1,076
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/20	500	501
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24	500	573
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/25	750	881
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/26	600	720
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/29 (Prerefunded 10/1/22) (1)	1,995	2,188
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/30 (Prerefunded 10/1/22) (1)	1,345	1,475
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/31 (Prerefunded 10/1/22) (1)	2,050	2,249
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/39 (Prerefunded 10/1/22) (1)	5,000	5,485
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49	7,910	9,351
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/22	150	156
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24	700	761
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42	2,435	2,530
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/21	860	883
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22	1,025	1,086
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24	250	281
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26	225	263
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27	850	988

Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30	725	826
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31	680	773
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32	250	283
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33	300	338
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35	275	308
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42	2,000	2,206
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/47	11,630	12,051
Maryland HHEFA, Maryland Institute College of Art, Series 2012, 5.00%, 6/1/23	500	532
Maryland HHEFA, Maryland Institute College of Art, Series 2012, 5.00%, 6/1/29	350	369
Maryland HHEFA, Maryland Institute College of Art, Series 2012, 5.00%, 6/1/34	1,005	1,050
Maryland HHEFA, Maryland Institute College of Art, Series 2016, 5.00%, 6/1/23	250	274
Maryland HHEFA, Maryland Institute College of Art, Series 2016, 5.00%, 6/1/25	100	115
Maryland HHEFA, Maryland Institute College of Art, Series 2016, 5.00%, 6/1/28	650	750
Maryland HHEFA, Maryland Institute College of Art, Series 2016, 5.00%, 6/1/36	650	726
Maryland HHEFA, Maryland Institute College of Art, Series 2017, 5.00%, 6/1/25	260	299
Maryland HHEFA, Maryland Institute College of Art, Series 2017, 5.00%, 6/1/28	300	346
Maryland HHEFA, Maryland Institute College of Art, Series 2017, 5.00%, 6/1/29	315	362
Maryland HHEFA, Maryland Institute College of Art, Series 2017, 5.00%, 6/1/34	655	735
Maryland HHEFA, Maryland Institute College of Art, Series 2017, 5.00%, 6/1/36	575	642

Maryland HHEFA, Medlantic/Helix, Series A, 5.25%, 8/15/38 (7)	4,195	5,681
Maryland HHEFA, Medlantic/Helix, Series B, 5.25%, 8/15/38 (8)	15,035	19,839
Maryland HHEFA, Medstar Health, 5.00%, 8/15/31	5,000	5,779
Maryland HHEFA, Medstar Health, 5.00%, 8/15/38	800	909
Maryland HHEFA, Medstar Health, 5.00%, 8/15/42	11,565	13,016
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	7,840	8,563
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/38	1,895	2,099
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/41	7,310	8,081
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/42	14,620	17,128
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	51,595	60,152
Maryland HHEFA, Medstar Health, Series B, 4.00%, 8/15/38	265	283
Maryland HHEFA, Medstar Health, Series B, 5.00%, 8/15/38	9,555	10,521
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	1,615	1,733
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25	2,795	2,989
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26	1,910	2,038
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27	1,400	1,492
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31	5,000	5,269
Maryland HHEFA, Mercy Medical Center, 6.00%, 7/1/25	1,450	1,508
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32	1,230	1,412
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33	1,000	1,144
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34	1,200	1,369
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36	1,500	1,702
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38	6,345	7,167
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/22	435	436
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	1,000
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30	600	663
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	1,030	1,196
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34	1,000	1,138

Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40	24,910	28,020
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	10,500	11,729
Maryland HHEFA, Penninsula Regional Health System, Series A, 4.00%, 7/1/48	10,570	11,770
Maryland HHEFA, Penninsula Regional Health System, Series A, 5.00%, 7/1/31	350	450
Maryland HHEFA, Penninsula Regional Health System, Series A, 5.00%, 7/1/32	1,030	1,308
Maryland HHEFA, Penninsula Regional Health System, Series A, 5.00%, 7/1/33	1,200	1,515
Maryland HHEFA, St. John's College, 4.00%, 10/1/40	1,000	1,077
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%, 7/1/32	4,965	5,755
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%, 7/1/33	5,305	6,129
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%, 7/1/34	2,910	3,356
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%, 7/1/35	2,085	2,399
Maryland HHEFA, Univ. of Maryland Medical System, Series A, 5.00%, 7/1/43 (Prerefunded 7/1/22) (1)	21,495	23,359
Maryland HHEFA, Univ. of Maryland Medical System, Series B, 5.00%, 7/1/34	500	599
Maryland HHEFA, Univ. of Maryland Medical System, Series B, 7.00%, 7/1/22 (3)(4)	980	1,082
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)	8,400	10,443
Maryland HHEFA, Univ. of Maryland Medical System, Series D, VRDN, 0.02%, 7/1/41	16,000	16,000
Maryland HHEFA, Western Maryland Health System, 5.25%, 7/1/34 (Prerefunded 7/1/24) (1)	17,505	20,722
Maryland IDA, Bon Secours Health, 5.929%, 8/26/22 (7)	3,000	3,167
Maryland IDA, McDonogh School, 4.00%, 9/1/43	1,000	1,150
Maryland IDA, McDonogh School, 4.00%, 9/1/48	1,600	1,827
Maryland IDA, McDonogh School, Series A, 4.50%, 9/1/35	3,885	4,014
Maryland IDA, McDonogh School, Series A, 4.75%, 9/1/40	6,105	6,294

Maryland Stadium Auth., Baltimore City Public Schools, 5.00%, 5/1/36	2,015	2,386
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%, 5/1/46 (Prerefunded 5/1/26) (1)	48,750	61,452
Maryland Stadium Auth., Baltimore City Public Schools, Series A, 5.00%, 5/1/47 (Prerefunded 5/1/28) (1)	6,555	8,776
Maryland Stadium Auth., Baltimore City Public Schools, Series A, 5.00%, 5/1/47	12,695	15,193
Maryland Stadium Auth., Baltimore City Public Schools Construction & Revitalization, 5.00%, 5/1/50	40,625	60,509
Maryland Stadium Auth., Baltimore City Public Schools Construction & Revitalization, Series B, 5.00%, 5/1/47	13,185	19,452
Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/35	6,020	7,404
Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/37	5,250	6,413
Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/38	12,015	14,635
Maryland Stadium Auth., Construction & Revitalization, Series A, 5.00%, 5/1/36	2,205	2,702
Maryland Transportation Auth., 4.00%, 7/1/26	2,340	2,486
Maryland Transportation Auth., Baltimore/Washington International Airport, 4.00%, 6/1/33 (6)	3,250	3,659
Maryland Transportation Auth., Baltimore/Washington International Airport, 4.00%, 6/1/37 (6)	7,530	8,352
Maryland Transportation Auth., Baltimore/Washington International Airport, 4.00%, 6/1/38 (6)	7,830	8,657
Maryland Transportation Auth., Baltimore/Washington International Airport, 4.00%, 6/1/39 (6)	8,145	8,980
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 3/1/23	4,070	4,319
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/23 (6)	2,440	2,603
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/24 (6)	2,560	2,728
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 3/1/25	4,500	4,766

Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/25 (6)	2,690	2,862
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/26 (6)	2,820	2,994
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 3/1/27	8,470	8,943
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/27 (6)	2,965	3,143
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/28 (6)	3,110	3,294
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/30 (6)	4,615	5,719
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/31 (6)	5,895	7,252
Maryland Transportation Auth., Baltimore/Washington International Airport, 5.00%, 6/1/32 (6)	740	904
Maryland Transportation Auth., Baltimore/Washington International Airport, Series 2012A, 5.00%, 3/1/24	4,285	4,544
Maryland Transportation Auth., Baltimore/Washington International Airport, Series 2012A, 5.00%, 3/1/26	8,055	8,517
Maryland Transportation Auth., Baltimore/Washington International Airport, Series 2012B, 5.00%, 3/1/24 (6)	9,920	10,481
Maryland Transportation Auth., Baltimore/Washington International Airport, Series 2012B, 5.00%, 3/1/26 (6)	7,615	8,023
Montgomery County, Consolidated Public Improvement, Series A, GO, 4.00%, 11/1/31 (Prerefunded 11/1/24) (1)	10,000	11,539
Montgomery County, Consolidated Public Improvement, Series E, GO, VRDN, 0.01%, 11/1/37	200	200
Montgomery County, Friends House Retirement Community, Series A, 5.375%, 7/1/48	3,500	3,433
Montgomery County, Trinity Healthcare Credit Group, 5.00%, 12/1/44	22,250	25,469
Montgomery County, Trinity Healthcare Credit Group, Series 2016, 5.00%, 12/1/45	16,935	19,856
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/21	240	247
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/22	860	918

Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24	930	1,051
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26	505	566
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27	1,000	1,115
Montgomery County Housing Opportunities Commission, Series A, 4.00%, 7/1/46	6,645	6,998
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/21	650	675
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23	600	652
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24	630	684
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/26	1,355	1,469
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/27	750	813
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28	575	622
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/30	795	858
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/31	455	490
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/32	675	726
Prince George's County, National Harbor Project, 5.20%, 7/1/34	4,985	5,023
Prince George's County, Westphalia Town Center Project, 5.00%, 7/1/30 (2)	600	650
Prince George's County, Westphalia Town Center Project, 5.125%, 7/1/39 (2)	1,350	1,420
Prince George's County, Westphalia Town Center Project, 5.25%, 7/1/48 (2)	4,500	4,730
Rockville City, Ingelside at King Farm, Series A1, 5.00%, 11/1/24	1,785	1,874
Rockville City, Ingelside at King Farm, Series A1, 5.00%, 11/1/26	1,000	1,060
Rockville City, Ingelside at King Farm, Series A1, 5.00%, 11/1/30	790	821
Rockville City, Ingelside at King Farm, Series A1, 5.00%, 11/1/32	525	539
Rockville City, Ingelside at King Farm, Series A1, 5.00%, 11/1/37	3,990	4,023
Rockville City, Ingelside at King Farm, Series A2, 2.25%, 11/1/22	610	594

Rockville City, Ingelside at King Farm, Series A2, 5.00%, 11/1/23	750	781
Rockville City, Ingelside at King Farm, Series A2, 5.00%, 11/1/25	500	528
Rockville City, Ingelside at King Farm, Series A2, 5.00%, 11/1/26	500	530
Rockville City, Ingelside at King Farm, Series A2, 5.00%, 11/1/28	1,375	1,449
Rockville City, Ingelside at King Farm, Series A2, 5.00%, 11/1/30	750	779
Rockville City, Ingelside at King Farm, Series A2, 5.00%, 11/1/35	1,000	1,013
Rockville City, Ingelside at King Farm, Series B, 4.25%, 11/1/37	1,000	924
Rockville City, Ingelside at King Farm, Series B, 4.50%, 11/1/43	1,675	1,520
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/42	1,750	1,725
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/47	6,895	6,637
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A, 4.00%, 4/1/33	9,040	10,322
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A, 4.00%, 4/1/34	7,390	8,421
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A, 5.00%, 4/1/28	5,800	7,206
Washington Suburban Sanitary Dist., Series A, BAN, VRDN, 0.09%, 6/1/23	400	400
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/36	10,000	11,911
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/40	4,155	4,539
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/41	5,000	5,455
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/42	4,980	5,426
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/43	4,020	4,375
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/44	4,100	4,458

Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series, 4.00%, 6/1/37	10,360	11,385
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series, 4.00%, 6/1/39	11,105	12,169
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series, 4.00%, 6/1/41	2,000	2,182
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series, 4.00%, 6/1/44	7,000	7,610
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series, 5.00%, 6/1/35	2,225	2,718
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series, 5.00%, 6/1/38	12,585	15,265
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series 2014, 4.00%, 6/1/42	2,000	2,179
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series 2014, 4.00%, 6/1/43	4,450	4,843
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 2nd Series 2016, 4.00%, 6/1/42	6,545	7,373
Washington Suburban Sanitary Dist., Consolidated Public Improvement, Series 2018, 4.00%, 6/1/41	14,845	17,377
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,040	3,096
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40	3,000	3,031
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	6,570	6,733
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%, 7/1/24	735	762
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%, 7/1/34	2,600	2,717
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%, 7/1/39	1,750	1,824
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%, 7/1/44	1,580	1,647
		2,282,524

DISTRICT OF COLUMBIA 4.4%

Washington Metropolitan Area Transit Auth., 5.00%, 7/1/37	1,500	1,841
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43	6,650	8,052

Washington Metropolitan Area Transit Auth., Series A, 4.00%, 7/15/40	2,250	2,676
Washington Metropolitan Area Transit Auth., Series A, 4.00%, 7/15/45	2,500	2,937
Washington Metropolitan Area Transit Auth., Series A, 5.00%, 7/15/39	5,485	7,133
Washington Metropolitan Area Transit Auth., Series A, GO, 5.00%, 7/15/45	10,000	12,801
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%, 7/1/30	5,525	6,963
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%, 7/1/31	7,800	9,784
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%, 7/1/32	1,750	2,183
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%, 7/1/32	2,975	3,711
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%, 7/1/33	3,250	4,036
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%, 7/1/34	2,275	2,818
Washington Metropolitan Area Transit Auth., Series B, 5.00%, 7/1/35	1,555	1,920
Washington Metropolitan Area Transit Auth., Series B, 5.00%, 7/1/36	6,800	8,367
Washington Metropolitan Area Transit Auth., Series B, 5.00%, 7/1/42	29,090	35,289
		110,511

PUERTO RICO 3.1%

Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	3,050	3,130
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	2,625	2,694
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	7,405	7,599
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/38	7,145	7,243
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/44	8,470	8,586
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/47	1,515	1,577

Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%, 7/1/36 (9)(10)	4,690	3,295
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%, 7/1/42 (9)(10)	55	38
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%, 7/1/27 (9)(10)	650	448
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%, 7/1/30 (9)(10)	1,925	1,326
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%, 7/1/27 (9)(10)	85	58
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/27 (9)(10)	2,335	1,608
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/28 (9)(10)	210	145
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/20 (9)(10)	270	186
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/24 (9)(10)	1,045	718
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/25 (9)(10)	340	234
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/26 (9)(10)	415	285
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/27 (9)(10)	55	38
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/32 (9)(10)	1,760	1,210
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/37 (9)(10)	4,890	3,362
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%, 7/1/28 (9)(10)	45	31
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%, 7/1/33 (9)(10)	260	179
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%, 7/1/18 (9)(10)	225	155
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/27 (9)(10)	95	65
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/40 (9)(10)	255	176

Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%, 7/1/36 (9)(10)	195	136
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%, 7/1/17 (9)(10)	65	43
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/17 (9)(10)	110	75
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/19 (9)(10)	1,110	760
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/28 (9)(10)	90	62
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/19 (9)(10)	830	569
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/23 (9)(10)	240	165
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/24 (9)(10)	95	65
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/26 (9)(10)	2,135	1,470
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%, 7/1/53	4,450	4,666
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%, 7/1/58	18,645	19,861
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	5,695	4,190
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	4,750	3,214
		79,662

OHIO 0.3%

Buckeye Tobacco Settlement Fin. Auth., Series B-2, 5.00%, 6/1/55	5,000	5,491
Ohio State Higher Ed. Fac. Commission, Series B-4, VRDN, 0.03%, 1/1/43	1,400	1,400
		6,891

TEXAS 0.0%

Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care System, Series C, VRDN, 0.02%, 11/15/50	1,000	1,000
		1,000

CALIFORNIA 0.0%

Southern California Metropolitan Water Dist., Series A-1, VRDN, 0.01%, 7/1/37	730	730
		730

Total Investments in Securities		
98.9% of Net Assets (Cost $2,395,085)		**$ 2,501,664**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,091 and represents 0.9% of net assets.
(3) Insured by National Public Finance Guarantee Corporation
(4) Escrowed to maturity
(5) Insured by Financial Guaranty Insurance Company
(6) Interest subject to alternative minimum tax
(7) Insured by Assured Guaranty Municipal Corporation
(8) Insured by AMBAC Assurance Corporation
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of these financial statements.

August 31, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The fund has two classes of shares: the Maryland Tax-Free Bond Fund (Investor Class) and the Maryland Tax-Free Bond Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs On August 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended August 31, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of August 31, 2020, the fund held no derivative instruments.

Additionally, during the six months ended August 31, 2020, the fund recognized $1,633,000 of realized loss on Futures and a $598,000 change in unrealized gain/loss on Futures related to its investments in interest rate risk; such amounts are included on the accompanying Statement of Operations.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended August 31, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

LIBOR The fund may invest in instruments that are tied to reference rates, including the LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a decision to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $316,625,000 and $382,425,000, respectively, for the six months ended August 31, 2020.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2020, the fund had $1,476,000 of available capital loss carryforwards.

At August 31, 2020, the cost of investments for federal income tax purposes was $2,395,187,000. Net unrealized gain aggregated $106,477,000 at period-end, of which $127,242,000 related to appreciated investments and $20,765,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At August 31, 2020, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2020, expenses incurred pursuant to these service agreements were $33,000 for Price Associates and $207,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 9–10, 2020 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2019, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may have received some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. However, the Board also considered that, effective January 2020, the Advisor began bearing the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. At the Meeting, the Board approved an additional 0.005% breakpoint to the group fee schedule, effective May 1, 2020. With the new breakpoint, the group fee rate will decline to 0.260% when the combined average net assets of the applicable T. Rowe Price funds exceed $845 billion. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on May 4, 2020, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of June 1, 2019, through March 31, 2020. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

Certain provisions of the Liquidity Program initially became effective on December 1, 2018, and the full Liquidity Program was formally approved by the Board in April 2019. During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program, since its implementation, has operated adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2020